Document and Entity Information	Jan. 07, 2026
Cover [Abstract]
Entity Registrant Name	DUCOMMUN INC /DE/
Amendment Flag	false
Entity Central Index Key	0000030305
Document Type	8-K
Document Period End Date	Jan. 07, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-08174
Entity Tax Identification Number	95-0693330
Entity Address, Address Line One	600 Anton Blvd.
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626-7100
City Area Code	(657)
Local Phone Number	335-3665
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	DCO
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false